UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2005

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.
Portfolio of Investments
December 31, 2005 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

ENERGY — 18.7%
ENSCO International Incorporated	2,331,800	$103,415,330
National Oilwell Varco, Inc. *	990,700	62,116,890
Patterson-UTI Energy, Inc.	2,796,000	92,128,200
Rosetta Resources, Inc.*†‡	4,455,800	80,204,400
Rowan Companies, Inc.*	1,679,300	59,850,252
		$397,715,072
RETAILING — 17.3%
Big Lots, Inc.*	4,300,000	$51,643,000
Charming Shoppes, Inc. *	5,400,000	71,280,000
Foot Locker, Inc.	2,248,900	53,051,551
Michaels Stores, Inc.	2,338,000	82,695,060
Rent - A - Center, Inc.*	1,309,200	24,691,512
Ross Stores, Inc.	1,787,400	51,655,860
Zale Corporation*	1,250,000	31,437,500
		$366,454,483
TECHNOLOGY — 7.5%
Arrow Electronics, Inc.*	1,885,000	$60,376,550
Avnet, Inc. *	3,900,000	93,366,000
Exabyte Corporation*	42,740	38,466
Hutchinson Technology Incorporated*	57,600	1,638,720
Maxtor Corporation*	709,400	4,923,236
		$160,342,972
CONSUMER DURABLES — 6.2%
Champion Enterprises, Inc.*	2,227,200	$30,334,464
Coachmen Industries, Inc.‡	859,000	10,144,790
Fleetwood Enterprises, Inc.*‡	4,627,600	57,150,860
Thor Industries, Inc.	841,200	33,706,884
		$131,336,998
CONSUMER NON-DURABLES — 4.5%
American Greetings Corporation	1,343,500	$29,516,695
Reebok International Ltd.	1,147,300	66,807,279
		$96,323,974
INDUSTRIAL PRODUCTS — 3.8%
Trinity Industries, Inc.	1,829,700	$80,634,879
FINANCIAL — 0.6%
Horace Mann Educators Corporation	630,100	$11,946,696
HEALTH CARE — 0.5%
Apria Healthcare Group Inc.*	419,000	$10,102,090
TOTAL COMMON STOCKS — 59.1% (Cost $692,420,251)		$1,254,857,164

NON-CONVERTIBLE SECURITIES — 22.1%
U.S. Treasury Inflation — Indexed Notes — 3.375% 2007	$350,713,816	$353,672,964
U.S. Treasury Note — 3.875% 2007	32,000,000	31,730,000
U.S. Treasury Note — 4% 2007	25,000,000	24,820,312
U.S. Treasury Note — 4.25% 2007	58,000,000	57,818,750
TOTAL NON-CONVERTIBLE SECURITIES (Cost $468,540,837)		$468,042,026

SHORT-TERM U.S. GOVERNMENT SECURITIES — 10.0% (Cost $212,262,255)
U.S. Treasury Bill — 3.921% 2/2/2006	$213,000,000	$212,307,750
TOTAL INVESTMENT SECURITIES — 91.2% (Cost $1,373,223,343)		$1,935,206,940

SHORT-TERM CORPORATE NOTES — 8.6%
Rabobank USA Financial Corporation — 4.15% 1/3/06	$62,957,000	$62,942,485
General Electric Capital Services, Inc. — 4.09% 1/3/06	50,000,000	49,988,639
ChevronTexaco Funding Corporation — 4.24% 1/17/06	69,000,000	68,869,973
TOTAL SHORT-TERM CORPORATE NOTES (Cost $181,801,097)		$181,801,097

TOTAL INVESTMENTS — 99.8% (Cost $1,555,024,440)(A)		$2,117,008,037
Other assets and liabilities, net — 0.2%		5,281,977
TOTAL NET ASSETS — 100%		$2,122,290,014

*                 Non-income producing securities

†                  Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration. Rosetta Resources, Inc. constituted 3.8% of total net assets at December 31, 2005.

‡                  Affiliate as defined in the Investment Company Act of 1940 by reason of ownership of 5% or more of its outstanding voting securities during the three-month period ended December 31, 2005.

Following is a summary of transactions in the securities of these affiliates during the three-month period ended December 31, 2005.

	Purchases	Sales	Realized	Dividend
	at Cost	at Cost	Gain/Loss	Income

Coachmen Industries, Inc.				$51,540
Fleetwood Enterprises, Inc.	$5,183,320
Rosetta Resources, Inc.	$22,385,540

(A)      The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$584,387,838
Gross unrealized depreciation:	(22,404,241)
Net unrealized appreciation:	$561,983,597

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by
Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President

Date:   February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:   February 24, 2006